Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any underlying securities) are entitled to registration rights pursuant to a registration rights agreement signed on the closing date of the IPO requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable Lock-up period described in Note 5. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

The underwriters had a 30-day option from the date of IPO to purchase up to an additional 2,475,000 units to cover over-allotments, if any. On December 22, 2021, the over-allotment was fully exercised.

The underwriters received a cash underwriting discount of approximately 1.82% of the gross proceeds of the IPO, or $3,450,000.

Business Combination Marketing Agreement

Under a Business Combination marketing agreement, the Company engaged I-Bankers and Dawson James as advisors in connection with the Business Combination to assist the Company in holding meetings with the stockholders to discuss the potential Business Combination and the target business’s attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with the potential Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company was obligated to pay I-Bankers and Dawson James a cash fee for such marketing services upon the consummation of the initial Business Combination in an amount of 3.68% of the gross proceeds of the IPO, or $6,986,250. The agreement was amended on November 7, 2022 and calls for the 3.68% business combination fee to be paid as (a) 27.5% cash and (b) 72.5% to be rolled into equity at closing.

Representative’s Shares

On December 22, 2021, the Company issued 450,000 shares (Representative Shares) of common stock (which included 37,500 Representative Shares issued pursuant to the full exercise of the over-allotment option) at the consummation of the IPO to I-Bankers and Dawson James (and/or their designees). I-Bankers and Dawson James (and/or their designees) have agreed not to transfer, assign or sell any such shares until the completion of the initial Business Combination. In addition, I-Bankers and Dawson James (and/or their designees) have agreed (i) to waive their redemption rights with respect to such shares in connection with the completion of the initial Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete its initial Business Combination within the Combination Period. The fair value of the Representative’s Shares issued are recognized as offering costs directly attributable to the issuance of an equity contract to be classified in equity and are recorded as a reduction of equity (see Note 1).

Representative’s Warrants

The Company granted to I-Bankers and Dawson James (and/or their designees) 569,250 warrants (which included 74,250 warrants issued pursuant to the full exercise of the over-allotment option) exercisable at $11.50 per share (or an aggregate exercise price of $6,546,375) at the closing of the IPO. The Representative Warrants issued are recognized as derivative liabilities in accordance with ASC 815-40 and recorded as liabilities at fair value each reporting period (see Notes 1 and 8). The warrants may be exercised for cash or on a cashless basis, at the holder’s option, at any time during the period commencing on the later of the first anniversary of the effective date of the registration statement of which the IPO forms a part and the closing of the initial Business Combination and terminating on the fifth anniversary of such effectiveness date. Notwithstanding anything to the contrary, I-Bankers and Dawson James have agreed that neither they nor their designees will be permitted to exercise the warrants after the five year anniversary of the effective date of the registration statement of which the IPO forms a part. The warrants and such shares purchased pursuant to the warrants have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the date of the effectiveness of the registration statement of which the IPO forms a part pursuant to FINRA Rule 5110I(1). Pursuant to FINRA Rule 5110I(1), these securities will not be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statement of which the IPO forms a part, nor may they be sold, transferred, assigned, pledged or hypothecated for a period of 180 days immediately following the effective date of the registration statement of which the IPO forms a part except to any underwriter and selected dealer participating in the offering and their bona fide officers or partners. The warrants grant to holders demand and “piggy back” rights for periods of five and seven years, respectively, from the effective date of the registration statement of which the IPO forms a part with respect to the registration under the Securities Act of the shares issuable upon exercise of the warrants. The Company will bear all fees and expenses attendant to registering the securities, other than underwriting commissions, which will be paid for by the holders themselves. The exercise price and number of shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or the Company’s recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of shares at a price below its exercise price. The Company will have no obligation to net cash settle the exercise of the warrants. The holder of the warrants will not be entitled to exercise the warrants for cash unless a registration statement covering the securities underlying the warrants is effective or an exemption from registration is available.

Merger Agreement

On November 7, 2022, NorthView entered into a Merger Agreement and Plan of Reorganization (the “Merger Agreement”), by and among Merger Sub., and Profusa, Inc., a California corporation (“Profusa”). The Merger Agreement provides that, among other things, at the closing of the transactions contemplated by the Merger Agreement, Merger Sub will merge with and into Profusa (the “Merger”), with Profusa surviving as a wholly-owned subsidiary of NorthView. In connection with the Merger, NorthView will change its name to “Profusa, Inc.”

The Business Combination is subject to customary closing conditions, including the satisfaction of the minimum available cash condition of $15,000,000, the receipt of certain governmental approvals and the required approval by the stockholders of NorthView and Profusa. There is no assurance that the Business Combination will be completed.

The aggregate consideration to be received by the Profusa stockholders is based on a pre-transaction equity value of $155,000,000. The exchange ratio will be equal to (a) $155,000,000, divided by an assumed value of NorthView Common Stock of $10.00 per share. Subject to certain future revenue and stock-price based milestones, Profusa stockholders will have the right to receive an aggregate of up to an additional 3,875,000 shares of NorthView Common Stock.

On September 12, 2023, the parties to the Merger Agreement entered into Amendment No. 1 to the Merger Agreement (the “Amendment”) pursuant to which the parties agreed to revise the revenue earnout milestones to reflect updated projections provided by Profusa. Specifically, Amendment No. 1 revised the definition of “Milestone Event III” and “Milestone Event IV” such that one-quarter of the Earnout Shares would be issued to Profusa stockholders if the combined company achieves Earnout Revenue of $11,864,000 for the fiscal year ended December 31, 2024, and one-quarter of the Earnout Shares would be issued to Profusa stockholders if the combined company achieves Earnout Revenue of $99,702,000 for the fiscal year ended December 31, 2025. Amendment No. 1 also clarified the exercise price of certain of the Company’s Warrants.

On September 14, 2023 and September 29, 2023, the Company paid Profusa related expenses in the amount of $25,000, respectively, for a total of $50,000. The Profusa related expenses will not be repaid and did not incur such expenses as of the date of filing.

On January 12, 2024, the parties to the Merger Agreement entered into an Amendment No. 2 to the Merger Agreement pursuant to which the parties agreed to revise the definition of “Milestone Event III” and such that the Earnout Revenue milestone of $11,864,000 for the fiscal year ended December 31, 2024, was replaced with a milestone of consummating the Tasly JV (as defined in the amended Merger Agreement) and receipt of the related funding during the fiscal year ended December 31, 2024. All other aspects of the Merger Agreement were unmodified.

On March 4, 2024, the parties to the Merger Agreement entered into Amendment No. 3 to the Merger Agreement pursuant to which the parties agreed to revise the definition of Company Reference Value (as defined in the Merger Agreement) to adjust for financing proceeds and debt conversions that could be received by Profusa prior to the Business Combination. All other aspects of the Merger Agreement were unmodified.

On February 16, 2024, the Company’s Board of Directors approved and authorized the Company to execute a binding term sheet between the Company and Profusa, Inc. (the “Target”) for PIPE funding with Vellar Opportunities Fund Master, Ltd. (“Vellar”). Vellar agreed to subscribe for 2,500,000 shares of common and/or preferred stock of the Target upon the closing of the Business Combination at a price of $2.00 per share, for a total amount of $5,000,000 to be funded by Vellar immediately prior to the Business Combination.

On May 9, 2024, the Original term sheet between the Company and Profusa was amended and restated to clarify certain provisions of the Original term sheet.

On September 25, 2024, Vellar terminated the Amended and Restated Binding Principal Terms and Conditions with the Company and Profusa, dated May 9, 2024.

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any underlying securities) are entitled to registration rights pursuant to a registration rights agreement signed on the closing date of the IPO requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable Lock-up period described in Note 5. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

The underwriters had a 30-day option from the date of IPO to purchase up to an additional 2,475,000 units to cover over-allotments, if any. On December 22, 2021, the over-allotment was fully exercised.

The underwriters received a cash underwriting discount of approximately 1.82% of the gross proceeds of the IPO, or $3,450,000.

Business Combination Marketing Agreement

Under a Business Combination marketing agreement, the Company engaged I-Bankers and Dawson James as advisors in connection with the Business Combination to assist the Company in holding meetings with the stockholders to discuss the potential Business Combination and the target business’s attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with the potential Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company was obligated to pay I-Bankers and Dawson James a cash fee for such marketing services upon the consummation of the initial Business Combination in an amount of 3.68% of the gross proceeds of the IPO, or $6,986,250. The agreement was amended on November 7, 2022 and calls for the 3.68% business combination fee to be paid as (a) 27.5% cash and (b) 72.5% to be rolled into equity at closing.

Representative’s Shares

On December 22, 2021, the Company issued 450,000 shares (Representative Shares) of common stock (which included 37,500 Representative Shares issued pursuant to the full exercise of the over-allotment option) at the consummation of the IPO to I-Bankers and Dawson James (and/or their designees). I-Bankers and Dawson James (and/or their designees) have agreed not to transfer, assign or sell any such shares until the completion of the initial Business Combination. In addition, I-Bankers and Dawson James (and/or their designees) have agreed (i) to waive their redemption rights with respect to such shares in connection with the completion of the initial Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete its initial Business Combination within the Combination Period. The fair value of the Representative’s Shares issued are recognized as offering costs directly attributable to the issuance of an equity contract to be classified in equity and are recorded as a reduction of equity (see Note 1). The fair value of the Representative’s Shares of $3,570,576 was determined utilizing a Monte Carlo simulation with the following inputs at December 22, 2021:

December 22, 2021
Input
Risk-free interest rate	0.76%
Expected term (years)	2.27
Expected volatility	11.4%
Stock price	$10.00
Fair value of Representative’s Shares	$7.93

Representative’s Warrants

The Company granted to I-Bankers and Dawson James (and/or their designees) 569,250 warrants (which included 74,250 warrants issued pursuant to the full exercise of the over-allotment option) exercisable at $11.50 per share (or an aggregate exercise price of $6,546,375) at the closing of the IPO. The Representative Warrants issued are recognized as derivative liabilities in accordance with ASC 815-40 and recorded as liabilities at fair value each reporting period (see Notes 1 and 8). The warrants may be exercised for cash or on a cashless basis, at the holder’s option, at any time during the period commencing on the later of the first anniversary of the effective date of the registration statement of which the IPO forms a part and the closing of the initial Business Combination and terminating on the fifth anniversary of such effectiveness date. Notwithstanding anything to the contrary, I-Bankers and Dawson James have agreed that neither they nor their designees will be permitted to exercise the warrants after the five year anniversary of the effective date of the registration statement of which the IPO forms a part. The warrants and such shares purchased pursuant to the warrants have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the date of the effectiveness of the registration statement of which the IPO forms a part pursuant to FINRA Rule 5110I(1). Pursuant to FINRA Rule 5110I(1), these securities will not be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statement of which the IPO forms a part, nor may they be sold, transferred, assigned, pledged or hypothecated for a period of 180 days immediately following the effective date of the registration statement of which the IPO forms a part except to any underwriter and selected dealer participating in the offering and their bona fide officers or partners. The warrants grant to holders demand and “piggy back” rights for periods of five and seven years, respectively, from the effective date of the registration statement of which the IPO forms a part with respect to the registration under the Securities Act of the shares issuable upon exercise of the warrants. The Company will bear all fees and expenses attendant to registering the securities, other than underwriting commissions, which will be paid for by the holders themselves. The exercise price and number of shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or the Company’s recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of shares at a price below its exercise price. The Company will have no obligation to net cash settle the exercise of the warrants. The holder of the warrants will not be entitled to exercise the warrants for cash unless a registration statement covering the securities underlying the warrants is effective or an exemption from registration is available.

Merger Agreement

On November 7, 2022, NorthView entered into a Merger Agreement and Plan of Reorganization (the “Merger Agreement”), by and among Merger Sub., and Profusa, Inc., a California corporation (“Profusa”). The Merger Agreement provides that, among other things, at the closing of the transactions contemplated by the Merger Agreement, Merger Sub will merge with and into Profusa (the “Merger”), with Profusa surviving as a wholly-owned subsidiary of NorthView. In connection with the Merger, NorthView will change its name to “Profusa, Inc.”

The Business Combination is subject to customary closing conditions, including the satisfaction of the minimum available cash condition of $15,000,000, the receipt of certain governmental approvals and the required approval by the stockholders of NorthView and Profusa. There is no assurance that the Business Combination will be completed.

The aggregate consideration to be received by the Profusa shareholders is based on a pre-transaction equity value of $155,000,000. The exchange ratio will be equal to (a) $155,000,000, divided by an assumed value of NorthView Common Stock of $10.00 per share. Subject to certain future revenue and stock-price based milestones, Profusa shareholders will have the right to receive an aggregate of up to an additional 3,875,000 shares of NorthView Common Stock.

On September 12, 2023, the parties to the Merger Agreement entered into Amendment No. 1 to the Merger Agreement (the “Amendment”) pursuant to which the parties agreed to revise the revenue earnout milestones to reflect updated projections provided by Profusa. Specifically, Amendment No. 1 revised the definition of “Milestone Event III” and “Milestone Event IV” such that one-quarter of the Earnout Shares would be issued to Profusa stockholders if the combined company achieves Earnout Revenue of $11,864,000 for the fiscal year ended December 31, 2024, and one-quarter of the Earnout Shares would be issued to Profusa stockholders if the combined company achieves Earnout Revenue of $99,702,000 for the fiscal year ended December 31, 2025. Amendment No. 1 also clarified the exercise price of certain of the Company’s Warrants.

On September 14, 2023 and September 29, 2023, the Company paid Profusa related expenses in the amount of $25,000, respectively, for a total of $50,000. The Profusa related expenses will not be repaid and are reflected in operating costs in the Company’s consolidated statement of operations.